Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of December 31,
	2021	2020

Computer equipment	$544,972	$494,803
Office equipment, fixtures and furniture	2,133,433	2,084,615
Capitalized development cost and software acquired	10,464,573	8,081,105
Automobiles	224,713	165,149
Construction in Progress	2,656,120	-
Subtotal	16,023,811	10,825,672
Less: accumulated depreciation and amortization	(5,761,393)	(3,641,571)
Total	$10,262,418	$7,184,101

Schedule of amortization of capitalized development cost
Twelve months ending December 31,	Estimated amortization expense
2022	$1,806,523
2023	1,620,236
2024	1,320,961
2025	787,770
2026	279,705
Total	$5,815,195